Debt - Debt and borrowings (Details) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 EUR (€) loan	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Bank borrowings		€ 9,992	€ 74		€ 220
Other loans and similar borrowings		62	3		5
Lease liabilities		2	37
Total Debt		10,055	114	€ 392	€ 225	€ 482
Increase (Decrease) in borrowings			100
Loan obtained		9,979
Payments of lease liabilities, classified as financing activities		€ 26	130
Repayments of borrowings			100
Financing from a syndicate of French banks
Disclosure of detailed information about borrowings [line items]
Number of loans obtained | loan	3
Loan obtained	€ 10,000
Extension of term of debt	4 years	4 years
Socit Gnrale
Disclosure of detailed information about borrowings [line items]
Total Debt		€ 13
IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities			167
Payments of lease liabilities, classified as financing activities			€ 100